Equity Awards - Stock Option Plan Activity (Parenthetical) (Detail) (Verso Paper Corp., Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options, USD $)
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Verso Paper Corp. | Verso Paper Corp. 2008 Incentive Award Plan | Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based awards issued but excluded from options outstanding because their performance periods had not commenced		19,094	41,998
Weighted average fair value of performance-based awards issued but excluded from options outstanding because their performance periods had not commenced		$ 2.40	$ 2.09
Options outstanding, lowest exercise price in range	$ 0.71
Options outstanding, highest exercise price in range	$ 5.93
Options exercisable, lowest exercise price in range	$ 0.71
Options exercisable, highest exercise price in range	$ 3.69